Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of finance lease receivable of lessor [line items]
Operating lease income	¥ 32,733	¥ 34,426	¥ 40,337
Additions to right-of-use assets	95,033	94,157
Interest expense on lease liabilities	3,061	2,808
Cash outflow for leases	99,095	98,421
Finance Income	8,554	9,514
IFRS 9 [member]
Disclosure of finance lease receivable of lessor [line items]
Accumulated allowance for net investment in the lease	¥ 467	¥ 1,072